STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		73 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (19,010,910)	$ (113,428,056)	$ (132,475,916)
Adjustments to reconcile net loss to net cash (used in) operations:
Recapitalization of equity due to reverse merger		2,645	2,645
Impairment of Handcamp estimated value		112,700,000	112,700,000
Impairment of mineral rights and properties purchased from related party	18,900,000		18,900,000
Changes in operating assets and liabilities:
Security deposits	4,700	(10,750)	(6,050)
Outstanding checks in excess of bank balance	(71)	71
NET CASH (USED IN) OPERATING ACTIVITIES	(106,281)	(736,090)	(879,321)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contributions from related party	112,590	736,090	885,630
NET CASH PROVIDED BY FINANCING ACTIVITIES	112,590	736,090	885,630
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,309		6,309
CASH AND CASH EQUIVALENTS BEGINNING OF THE YEAR
CASH AND CASH EQUIVALENTS END OF THE YEAR	6,309		6,309
NON-CASH FINANCING ACTIVITIES:
Purchase of Handcamp property via issuance of shares		112,539,000	112,539,000
Purchase of KATX mineral rights and properties via issuance of shares	$ 18,900,000		$ 18,900,000